Summary of Equity Securities Net Realized Gains (Losses) Explanatory (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 38	$ 1,281	$ 204	$ 1,340
Cumulative realized gain/(loss)		270	(8)	265
FHLB Stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 717	$ 16	$ 1,354	$ 48